Noninterest income	6 Months Ended
Sep. 30, 2020
Noninterest income
16. Noninterest income
Details of Noninterest income for
t
he six months ended September 30, 2019 and 2020 are as follows:

	Six months ended September 30,
	2019	2020
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	64,498	78,441
Deposits-related business (1)	7,570	7,408
Lending-related business (2)(4)	68,609	79,619
Remittance business (1)	56,075	54,785
Asset management business (1)	48,291	45,948
Trust-related business (1)	56,459	54,425
Agency business (1)	15,152	15,064
Guarantee-related business (3)	13,898	15,560
Fees for other customer services (1)	73,440	77,067

Total Fee and commission income	403,992	428,317

Foreign exchange gains (losses)—net (3)	27,923	22,785
Trading account gains (losses)—net (2)	395,405	257,591
Investment gains (losses)—net:
Debt securities (3)	31,092	46
Equity securities (3)	(126,648)	266,119
Equity in earnings (losses) of equity method investees-net (3)	22,066	5,788
Gains on disposal of premises and equipment (3)	1,693	6,849
Other noninterest income (2)(5)	34,839	23,715

Total	790,362	1,011,210

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
Certain Fee and commission income, Trading account gains
(losses)-net
and Other noninterest income outlined in the table above are considered to be revenues from contracts that are within the scope of ASC 606. The MHFG Group disaggregates Fee and commission income, which is the main part of revenues within the scope of ASC 606, by type of business or service in the table above.
Fee and commission income
For the MHFG Group’s accounting policy for the recognition of Fee and commission income, see Note 1 “Basis of presentation and summary of significant accounting policies” to the consolidated financial statements in the Group’s most recent Form
20-F.

Trust-related business fees consist of trust fees earned primarily through fiduciary asset management and administrative service and other trust-related fees, which amounted to ¥25 billion and ¥31 billion for the six months ended September 30, 2019, respectively, and ¥25 billion and ¥29 billion for the six months ended September 30, 2020, respectively.
Trading account gains (losses)—net and Other noninterest income
In addition to Fee and commission income, Trading account gains (losses)-net and
Other noninterest income include certain revenues within the scope of ASC 606. Underwriting fees from trading securities, which amounted to ¥33 billion and ¥45 billion for the six months ended September 30, 2019 and 2020, respectively, are within the scope of ASC 606 and accounted for in
Trading account gains (losses)-net. Underwriting
fees are primarily recognized at the point in time and all considerations of the transaction are fixed on trade date or pricing date. For the six months ended September 30, 2019 and 2020, approximately ¥12 billion and ¥7 billion, respectively, of Other noninterest income were within the scope of ASC 606. Credit card interchange fees are within the scope of ASC 606 and accounted for in Other noninterest income. Credit card interchange fees are earned on credit card transactions conducted through payment networks and recognized upon settlement of the credit card payment transactions.
Contract balances relating to revenues from contracts with customers subject to ASC 606
Contract assets and receivables from contracts with customers subject to ASC 606 are recognized in Accrued income or accounts receivable of Other assets. As of March 31, 2020 and September 30, 2020, the balance of contract assets was not material. Contract liabilities are recognized in unearned income of Other liabilities. As of March 31, 2020 and September 30, 2020, the balance of contract liabilities was not material.
Remaining performance obligations relating to revenues from contracts with customers subject to ASC 606
Remaining performance obligations are services that the MHFG Group has committed to provide in the future in connection with its contracts with customers. As of March 31, 2020 and September 30, 2020, the amount of expected revenues from current obligations to provide services in the future was not material. It excludes revenues from contracts less than one year or contracts that have provisions that allow the Group to recognize revenue at the amount it has the right to invoice.